Document and Entity Information	0 Months Ended
Apr. 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 22, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Apr. 22, 2013
Document Effective Date	Apr. 22, 2013
Prospectus Date	Mar. 01, 2013
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:
Trading Symbol	PLW